Gains and Losses on derecognition of Financial Assets measured at Amortized Cost (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Abstract]
Gains	€ 0	€ 174	€ 0	€ 235
Losses	0	(3)	0	(3)
Net gains (losses) from derecognition of securities measured at amortized cost	€ 0	€ 171	€ 0	€ 232